Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.
(a)
................ 1,524 $ 608,990
BWX Technologies, Inc. ............... 4,696 510,455
Curtiss-Wright Corp. .................. 2,597 853,608
Hexcel Corp. ....................... 282 17,436
Huntington Ingalls Industries, Inc. ......... 1,538 406,617
Moog, Inc. , Class A .................. 139 28,081
Textron, Inc. ....................... 383 33,926
Woodward, Inc. ..................... 310 53,168
2,512,281
Automobile Components — 1.6%
Adient plc
(a) (b)
....................... 32,211 727,002
BorgWarner, Inc. .................... 5,971 216,688
Dana, Inc. ......................... 3,275 34,584
Goodyear Tire & Rubber Co. (The)
(a)
....... 14,576 128,998
Lear Corp. ........................ 5,694 621,500
Modine Manufacturing Co.
(a)
............ 2,333 309,799
Patrick Industries, Inc.
(b)
............... 1,895 269,791
Visteon Corp.
(a)
..................... 3,112 296,387
2,604,749
Banks — 4.6%
Amalgamated Financial Corp. ........... 12,870 403,732
Bank OZK ........................ 2,711 116,546
Bar Harbor Bankshares ............... 2,403 74,109
Capital City Bank Group, Inc. ............ 1,274 44,959
Commerce Bancshares, Inc. ............ 1,489 88,447
ConnectOne Bancorp, Inc. ............. 6,767 169,513
Cullen/Frost Bankers, Inc.
(b)
............. 4,925 550,910
Enterprise Bancorp, Inc. ............... 1,803 57,624
Enterprise Financial Services Corp. ....... 3,563 182,639
FB Financial Corp. ................... 5,198 243,942
First Bank ......................... 3,174 48,245
First Business Financial Services, Inc. ...... 899 40,985
First Horizon Corp.
(b)
.................. 49,008 761,094
First Internet Bancorp ................. 3,608 123,610
FNB Corp. ........................ 7,512 105,994
Hancock Whitney Corp. ............... 10,918 558,674
Heritage Commerce Corp. .............. 19,336 191,040
Heritage Financial Corp. ............... 112 2,438
HomeTrust Bancshares, Inc. ............ 2,907 99,071
Horizon Bancorp, Inc. ................. 11,852 184,299
Independent Bank Corp. ............... 32,873 1,096,315
Independent Bank Group, Inc. ........... 915 52,759
Mercantile Bank Corp. ................ 2,127 92,992
Midland States Bancorp, Inc. ............ 10,607 237,385
Northfield Bancorp, Inc. ............... 6,557 76,061
OceanFirst Financial Corp. ............. 30,584 568,557
Prosperity Bancshares, Inc. ............. 1,606 115,744
Provident Financial Services, Inc. ......... 3,672 68,152
Shore Bancshares, Inc. ................ 2,789 39,018
Southern First Bancshares, Inc.
(a)
......... 1,370 46,690
Univest Financial Corp. ................ 3,668 103,218
Valley National Bancorp ............... 54,237 491,387
Webster Financial Corp. ............... 916 42,695
Western New England Bancorp, Inc. ....... 8,042 68,357
Wintrust Financial Corp. ............... 2,578 279,790
7,426,991
Beverages — 0.1%
Primo Water Corp. ................... 8,747 220,862
Biotechnology — 6.3%
(a)
ACADIA Pharmaceuticals, Inc. ........... 21,288 327,409
ADMA Biologics, Inc. ................. 12,693 253,733
Security
Shares
Shares Value
Biotechnology (continued)
Akero Therapeutics, Inc. ............... 965 $ 27,686
Alector, Inc. ....................... 23,938 111,551
Aligos Therapeutics, Inc. ............... 45 390
Amicus Therapeutics, Inc. .............. 23,138 247,114
AnaptysBio, Inc. .................... 2,745 91,957
Apellis Pharmaceuticals, Inc. ............ 7,630 220,049
Arcturus Therapeutics Holdings, Inc. ....... 4,781 110,967
Arcus Biosciences, Inc. ................ 1,373 20,993
Avidity Biosciences, Inc. ............... 553 25,399
BioCryst Pharmaceuticals, Inc. ........... 15,093 114,707
Blueprint Medicines Corp. .............. 4,715 436,138
CareDx, Inc. ....................... 5,238 163,557
Catalyst Pharmaceuticals, Inc. ........... 11,859 235,757
CRISPR Therapeutics AG .............. 3,182 149,490
Cytokinetics, Inc. .................... 230 12,144
Denali Therapeutics, Inc. ............... 11,881 346,094
Dyne Therapeutics, Inc. ............... 527 18,930
Exact Sciences Corp. ................. 7,263 494,756
Exelixis, Inc. ....................... 6,448 167,326
Fate Therapeutics, Inc. ................ 12,324 43,134
Halozyme Therapeutics, Inc. ............ 5,389 308,466
Ideaya Biosciences, Inc. ............... 3,352 106,191
Insmed, Inc. ....................... 1,861 135,853
Intellia Therapeutics, Inc. .............. 13,351 274,363
Ionis Pharmaceuticals, Inc. ............. 10,718 429,363
iTeos Therapeutics, Inc. ............... 13,169 134,455
Kiniksa Pharmaceuticals International plc .... 11,476 286,785
Kronos Bio, Inc. ..................... 25,301 25,298
Kura Oncology, Inc. .................. 5,528 108,017
Kymera Therapeutics, Inc. .............. 1,355 64,132
MannKind Corp. .................... 3,950 24,845
Myriad Genetics, Inc. ................. 5,543 151,823
Natera, Inc. ........................ 5,222 662,933
Neurocrine Biosciences, Inc. ............ 4,995 575,524
Protagonist Therapeutics, Inc. ........... 1,975 88,875
PTC Therapeutics, Inc. ................ 9,595 355,974
Quince Therapeutics, Inc. .............. 3,368 2,614
Relay Therapeutics, Inc. ............... 22,642 160,305
REVOLUTION Medicines, Inc. ........... 513 23,265
Sarepta Therapeutics, Inc. .............. 4,094 511,300
SQZ Biotechnologies Co. .............. 601 14
Syndax Pharmaceuticals, Inc. ........... 1,943 37,403
TG Therapeutics, Inc. ................. 8,441 197,435
Travere Therapeutics, Inc. .............. 1,901 26,595
Ultragenyx Pharmaceutical, Inc. .......... 7,525 418,014
United Therapeutics Corp. .............. 1,909 684,090
Vanda Pharmaceuticals, Inc. ............ 44,993 211,017
Vaxcyte, Inc. ....................... 1,581 180,661
Veracyte, Inc. ...................... 3,145 107,056
Vericel Corp. ....................... 1,990 84,078
Verve Therapeutics, Inc. ............... 5,909 28,600
Viking Therapeutics, Inc. ............... 2,624 166,125
Voyager Therapeutics, Inc. ............. 6,119 35,796
10,226,546
Broadline Retail — 0.3%
Dillard's, Inc. , Class A
(b)
................ 178 68,297
Etsy, Inc.
(a)
........................ 1,981 110,005
Macy's, Inc. ....................... 13,240 207,735
Ollie's Bargain Outlet Holdings, Inc.
(a)
...... 1,260 122,472
508,509
Building Products — 3.7%
A O Smith Corp. .................... 3,598 323,208
Advanced Drainage Systems, Inc. ........ 11,910 1,871,776
Allegion plc ........................ 814 118,632

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Armstrong World Industries, Inc. .......... 288 $ 37,852
AZEK Co., Inc. (The) , Class A
(a) (b)
......... 23,122 1,082,109
Builders FirstSource, Inc.
(a)
............. 656 127,172
Caesarstone Ltd.
(a)
................... 10,507 47,912
Gibraltar Industries, Inc.
(a)
.............. 1,674 117,063
Owens Corning ..................... 1,432 252,777
Trex Co., Inc.
(a)
..................... 3,429 228,303
Zurn Elkay Water Solutions Corp. ......... 49,773 1,788,842
5,995,646
Capital Markets — 3.8%
Evercore, Inc. , Class A ................ 1,700 430,678
Federated Hermes, Inc. , Class B ......... 8,207 301,771
Houlihan Lokey, Inc. , Class A
(b)
........... 5,244 828,657
Interactive Brokers Group, Inc. , Class A ..... 5,848 814,977
Invesco Ltd. ....................... 55,258 970,331
Morningstar, Inc. .................... 212 67,653
Raymond James Financial, Inc. .......... 199 24,370
Robinhood Markets, Inc. , Class A
(a)
........ 10,196 238,790
SEI Investments Co. .................. 23,184 1,604,101
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 933 16,085
Stifel Financial Corp. ................. 4,084 383,488
Virtu Financial, Inc. , Class A ............. 10,521 320,470
XP, Inc. , Class A .................... 6,779 121,615
6,122,986
Chemicals — 1.7%
Cabot Corp.
(b)
...................... 4,815 538,173
CF Industries Holdings, Inc. ............. 270 23,166
Huntsman Corp. .................... 63,476 1,536,119
Koppers Holdings, Inc. ................ 668 24,402
Minerals Technologies, Inc. ............. 6,668 514,970
Mosaic Co. (The) .................... 2,267 60,710
Quaker Chemical Corp. ............... 366 61,667
2,759,207
Commercial Services & Supplies — 0.0%
Tetra Tech, Inc. ..................... 410 19,336
Communications Equipment — 0.2%
NETGEAR, Inc.
(a)
.................... 16,201 324,992
Construction & Engineering — 3.1%
AECOM .......................... 4,617 476,798
Comfort Systems USA, Inc. ............. 3,921 1,530,562
Dycom Industries, Inc.
(a)
............... 2,584 509,306
EMCOR Group, Inc. .................. 4,813 2,072,141
MasTec, Inc.
(a)
...................... 2,139 263,311
Primoris Services Corp. ............... 1,853 107,622
Sterling Infrastructure, Inc.
(a)
............ 1,004 145,600
5,105,340
Consumer Finance — 1.9%
Enova International, Inc.
(a)
.............. 9,599 804,300
EZCORP, Inc. , Class A
(a)
............... 44,113 494,507
FirstCash Holdings, Inc. ............... 5,920 679,616
OneMain Holdings, Inc. ................ 15,743 741,023
Oportun Financial Corp.
(a)
.............. 18,045 50,706
PROG Holdings, Inc. ................. 1,567 75,984
Regional Management Corp. ............ 9,597 313,918
3,160,054
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc. , Class A ........... 12,060 222,869
Performance Food Group Co.
(a)
.......... 13,670 1,071,318
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Sprouts Farmers Market, Inc.
(a)
........... 3,664 $ 404,542
1,698,729
Containers & Packaging — 0.7%
AptarGroup, Inc. .................... 3,164 506,841
Crown Holdings, Inc. ................. 4,823 462,430
Packaging Corp. of America ............ 263 56,650
Sonoco Products Co. ................. 1,800 98,334
1,124,255
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc.
(a)
..... 3,635 509,373
Frontdoor, Inc.
(a)
..................... 1,960 94,060
Grand Canyon Education, Inc.
(a)
.......... 1,800 255,330
H&R Block, Inc. ..................... 4,754 302,117
Laureate Education, Inc. ............... 25,087 416,695
Strategic Education, Inc. ............... 181 16,751
1,594,326
Diversified REITs — 0.4%
American Assets Trust, Inc. ............. 15,034 401,708
CTO Realty Growth, Inc. ............... 9,389 178,579
580,287
Diversified Telecommunication Services — 0.2%
ATN International, Inc. ................ 535 17,302
Bandwidth, Inc. , Class A
(a)
.............. 1,043 18,263
Iridium Communications, Inc. ............ 8,917 271,522
Liberty Global Ltd. , Class A
(a)
............ 1,835 38,737
345,824
Electric Utilities — 0.6%
Portland General Electric Co. ............ 9,059 433,926
TXNM Energy, Inc. ................... 13,302 582,229
1,016,155
Electrical Equipment — 1.2%
Acuity Brands, Inc. ................... 1,694 466,511
Atkore, Inc. ........................ 442 37,455
EnerSys .......................... 2,053 209,509
Generac Holdings, Inc.
(a)
............... 5,183 823,475
nVent Electric plc .................... 3,738 262,632
Vertiv Holdings Co. , Class A ............ 1,748 173,908
1,973,490
Electronic Equipment, Instruments & Components — 2.2%
Avnet, Inc. ........................ 5,727 311,033
Badger Meter, Inc. ................... 1,238 270,392
Fabrinet
(a)
......................... 2,212 523,005
Flex Ltd.
(a)
......................... 28,120 940,052
Insight Enterprises, Inc.
(a)
.............. 584 125,788
Kimball Electronics, Inc.
(a)
.............. 1,033 19,121
Napco Security Technologies, Inc. ........ 1,275 51,587
OSI Systems, Inc.
(a)
.................. 407 61,795
PC Connection, Inc. .................. 515 38,846
Sanmina Corp.
(a)
.................... 5,525 378,186
TD SYNNEX Corp. ................... 3,425 411,274
TTM Technologies, Inc.
(a)
............... 29,302 534,761
3,665,840
Energy Equipment & Services — 0.9%
Borr Drilling Ltd. ..................... 4,568 25,078
Forum Energy Technologies, Inc.
(a)
........ 2,130 32,930
Helmerich & Payne, Inc.
(b)
.............. 14,298 434,945
Liberty Energy, Inc. , Class A ............ 11,893 227,037
Noble Corp. plc
(b)
.................... 3,891 140,621
NOV, Inc. ......................... 10,468 167,174
Patterson-UTI Energy, Inc. ............. 16,261 124,397

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
ProPetro Holding Corp.
(a)
............... 25,592 $ 196,035
Schlumberger NV ................... 1,004 42,118
1,390,335
Entertainment — 0.6%
Gaia, Inc. , Class A
(a)
.................. 1,508 7,344
Lions Gate Entertainment Corp. , Class A
(a)
... 7,869 61,614
Lions Gate Entertainment Corp. , Class B
(a)
... 2,520 17,439
Marcus Corp. (The) .................. 7,558 113,899
Roku, Inc. , Class A
(a)
................. 10,313 769,968
970,264
Financial Services — 2.1%
Affirm Holdings, Inc. , Class A
(a)
........... 3,281 133,930
Essent Group Ltd. ................... 3,510 225,658
Euronet Worldwide, Inc.
(a)
.............. 15,583 1,546,301
Jack Henry & Associates, Inc. ........... 5,154 909,887
MGIC Investment Corp. ............... 1,657 42,419
Mr Cooper Group, Inc.
(a)
............... 1,458 134,399
Pagseguro Digital Ltd. , Class A
(a)
......... 40,343 347,353
Velocity Financial, Inc.
(a)
............... 3,267 64,066
3,404,013
Food Products — 1.1%
Flowers Foods, Inc. .................. 15,055 347,319
Freshpet, Inc.
(a)
..................... 6,918 946,175
Pilgrim's Pride Corp.
(a)
................ 6,858 315,811
Vital Farms, Inc.
(a)
................... 4,716 165,390
1,774,695
Gas Utilities — 1.6%
New Jersey Resources Corp. ............ 23,254 1,097,589
ONE Gas, Inc. ...................... 1,644 122,346
Southwest Gas Holdings, Inc. ........... 6,778 499,945
UGI Corp. ......................... 35,277 882,631
2,602,511
Ground Transportation — 0.5%
Covenant Logistics Group, Inc. , Class A ..... 1,942 102,615
XPO, Inc.
(a)
........................ 6,241 670,970
773,585
Health Care Equipment & Supplies — 1.4%
Accuray, Inc.
(a)
...................... 14,060 25,308
AngioDynamics, Inc.
(a)
................ 4,090 31,820
Envista Holdings Corp.
(a)
............... 11,132 219,968
Establishment Labs Holdings, Inc.
(a)
....... 1,372 59,366
Haemonetics Corp.
(a)
................. 3,182 255,769
Inmode Ltd.
(a)
...................... 7,403 125,481
Inspire Medical Systems, Inc.
(a) (b)
......... 1,039 219,281
iRadimed Corp. ..................... 2,526 127,033
LeMaitre Vascular, Inc. ................ 4,447 413,082
Masimo Corp.
(a)
..................... 2,344 312,525
Novocure Ltd.
(a) (b)
.................... 14,828 231,762
Omnicell, Inc.
(a)
..................... 2,293 99,975
Tactile Systems Technology, Inc.
(a)
........ 3,054 44,619
TransMedics Group, Inc.
(a)
.............. 448 70,336
2,236,325
Health Care Providers & Services — 3.1%
Addus HomeCare Corp.
(a)
.............. 687 91,391
CareMax, Inc. , Class A
(a)
............... 148 251
Castle Biosciences, Inc.
(a)
.............. 2,307 65,796
Chemed Corp.
(b)
.................... 2,336 1,403,866
Cross Country Healthcare, Inc.
(a)
......... 1,527 20,523
Encompass Health Corp. .............. 5,864 566,697
Guardant Health, Inc.
(a)
................ 5,420 124,335
Hims & Hers Health, Inc. , Class A
(a)
........ 1,376 25,346
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Nano-X Imaging Ltd.
(a)
................ 3,377 $ 20,532
PetIQ, Inc. , Class A
(a)
................. 681 20,954
Privia Health Group, Inc.
(a)
.............. 3,422 62,315
Progyny, Inc.
(a)
...................... 8,072 135,287
Surgery Partners, Inc.
(a)
............... 8,517 274,588
Tenet Healthcare Corp.
(a)
............... 4,101 681,586
Universal Health Services, Inc. , Class B .... 6,965 1,595,055
5,088,522
Health Care Technology — 0.1%
(a)
Health Catalyst, Inc. .................. 13,770 112,088
Phreesia, Inc. ...................... 2,188 49,865
Teladoc Health, Inc. .................. 9,091 83,455
245,408
Hotel & Resort REITs — 0.7%
Park Hotels & Resorts, Inc.
(b)
............ 68,596 967,203
Pebblebrook Hotel Trust ............... 3,118 41,251
RLJ Lodging Trust ................... 8,765 80,463
Summit Hotel Properties, Inc. ............ 2,657 18,227
1,107,144
Hotels, Restaurants & Leisure — 2.8%
Aramark .......................... 669 25,910
Life Time Group Holdings, Inc.
(a)
.......... 5,585 136,386
Light & Wonder, Inc. , Class A
(a)
........... 659 59,791
Marriott Vacations Worldwide Corp. ........ 5,272 387,386
PlayAGS, Inc.
(a)
..................... 3,494 39,797
Rush Street Interactive, Inc. , Class A
(a)
..... 1,467 15,917
Texas Roadhouse, Inc. ................ 6,465 1,141,719
Travel + Leisure Co. .................. 16,206 746,772
Wingstop, Inc. ...................... 4,784 1,990,527
4,544,205
Household Durables — 1.9%
Champion Homes, Inc.
(a)
............... 579 54,918
Installed Building Products, Inc. .......... 590 145,299
M/I Homes, Inc.
(a)
.................... 601 102,988
Newell Brands, Inc. .................. 17,599 135,160
Toll Brothers, Inc.
(b)
................... 14,098 2,178,000
TopBuild Corp.
(a)
.................... 743 302,260
TRI Pointe Homes, Inc.
(a)
............... 1,655 74,988
Universal Electronics, Inc.
(a)
............. 2,845 26,259
Vizio Holding Corp. , Class A
(a)
........... 1,959 21,882
3,041,754
Household Products — 0.3%
Central Garden & Pet Co. , Class A
(a)
....... 10,749 337,518
Spectrum Brands Holdings, Inc. .......... 2,013 191,517
529,035
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. ....................... 2,781 329,660
Industrial Conglomerates — 0.1%
Brookfield Business Corp. , Class A ........ 4,423 112,035
Industrial REITs — 0.6%
EastGroup Properties, Inc. ............. 1,428 266,779
First Industrial Realty Trust, Inc. .......... 13,296 744,310
1,011,089
Insurance — 2.8%
Ambac Financial Group, Inc.
(a)
........... 1,546 17,331
AMERISAFE, Inc. ................... 1,717 82,983
CNO Financial Group, Inc. .............. 2,721 95,507
Crawford & Co. , Class A ............... 3,089 33,886
Donegal Group, Inc. , Class A ............ 1,141 16,818
Fidelis Insurance Holdings Ltd. ........... 3,465 62,578

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Hanover Insurance Group, Inc. (The) ...... 1,338 $ 198,171
Kemper Corp. ...................... 2,412 147,735
Kinsale Capital Group, Inc. ............. 671 312,398
Oscar Health, Inc. , Class A
(a)
............ 4,394 93,197
Palomar Holdings, Inc.
(a)
............... 1,487 140,774
Reinsurance Group of America, Inc. ....... 9,576 2,086,323
Selective Insurance Group, Inc. .......... 1,301 121,383
TWFG, Inc.
(a)
....................... 626 16,977
Unum Group ....................... 17,908 1,064,452
4,490,513
Interactive Media & Services — 0.6%
(a)
Bumble, Inc. , Class A ................. 24,240 154,651
EverQuote, Inc. , Class A ............... 8,565 180,636
MediaAlpha, Inc. , Class A .............. 8,735 158,191
Outbrain, Inc. ...................... 9,264 45,023
QuinStreet, Inc. ..................... 896 17,140
Taboola.com Ltd. .................... 35,623 119,693
Yelp, Inc. ......................... 3,002 105,310
Ziff Davis, Inc. ...................... 404 19,659
ZipRecruiter, Inc. , Class A .............. 25,671 243,875
1,044,178
IT Services — 0.4%
(a)
Kyndryl Holdings, Inc. ................. 27,715 636,890
Squarespace, Inc. , Class A ............. 1,532 71,131
708,021
Leisure Products — 0.5%
(a)
Mattel, Inc. ........................ 6,171 117,558
YETI Holdings, Inc.
(b)
................. 15,199 623,615
741,173
Life Sciences Tools & Services — 1.0%
10X Genomics, Inc. , Class A
(a)
........... 4,146 93,617
Bio-Techne Corp. .................... 1,991 159,140
Bruker Corp. ....................... 4,495 310,425
Charles River Laboratories International, Inc.
(a)
544 107,152
Codexis, Inc.
(a)
...................... 19,564 60,257
Medpace Holdings, Inc.
(a)
.............. 1,430 477,334
Personalis, Inc.
(a)
.................... 24,001 129,125
QIAGEN NV
(a)
...................... 2,152 98,066
Repligen Corp.
(a)
.................... 379 56,403
Seer, Inc. , Class A
(a)
.................. 33,945 66,872
1,558,391
Machinery — 3.5%
Astec Industries, Inc. ................. 1 32
Blue Bird Corp.
(a)
.................... 1,855 88,966
Donaldson Co., Inc. .................. 8,463 623,723
Federal Signal Corp. ................. 4,247 396,925
Flowserve Corp. .................... 37,258 1,925,866
ITT, Inc. .......................... 4,543 679,224
Kennametal, Inc. .................... 6,968 180,680
Oshkosh Corp. ..................... 16,043 1,607,669
Shyft Group, Inc. (The) ................ 8,534 107,102
Trinity Industries, Inc. ................. 1,004 34,979
5,645,166
Marine Transportation — 0.2%
Kirby Corp.
(a)
....................... 3,037 371,820
Media — 1.0%
Cable One, Inc.
(b)
.................... 1,091 381,621
EchoStar Corp. , Class A
(a)
.............. 3,072 76,247
Gray Television, Inc. .................. 9,051 48,513
New York Times Co. (The) , Class A ........ 11,526 641,653
Paramount Global , Class B
(b)
............ 18,045 191,638
Security
Shares
Shares Value
Media (continued)
PubMatic, Inc. , Class A
(a)
............... 6,591 $ 98,008
Sirius XM Holdings, Inc. ............... 1,601 37,864
TEGNA, Inc. ....................... 4,959 78,253
Thryv Holdings, Inc.
(a)
................. 6,293 108,428
1,662,225
Metals & Mining — 1.7%
Alcoa Corp. ........................ 19,718 760,720
Alpha Metallurgical Resources, Inc. ....... 481 113,603
Century Aluminum Co.
(a)
............... 1,258 20,417
Cleveland-Cliffs, Inc.
(a)
................ 80,136 1,023,337
Kaiser Aluminum Corp. ................ 1,815 131,624
Materion Corp. ..................... 1,386 155,038
Olympic Steel, Inc. ................... 1,997 77,883
Piedmont Lithium, Inc.
(a)
............... 2,723 24,316
Royal Gold, Inc. ..................... 1,489 208,907
Tredegar Corp.
(a)
.................... 3,629 26,455
United States Steel Corp. .............. 5,664 200,109
2,742,409
Multi-Utilities — 0.1%
Avista Corp. ....................... 1,973 76,454
Northwestern Energy Group, Inc. ......... 372 21,286
97,740
Office REITs — 1.0%
Brandywine Realty Trust ............... 7,441 40,479
Cousins Properties, Inc. ............... 2,936 86,553
Equity Commonwealth
(a)
............... 24,985 497,202
Kilroy Realty Corp.
(b)
.................. 23,213 898,343
Paramount Group, Inc. ................ 18,728 92,142
1,614,719
Oil, Gas & Consumable Fuels — 3.9%
Antero Resources Corp.
(a) (b)
............. 24,366 698,086
Ardmore Shipping Corp. ............... 8,656 156,674
Civitas Resources, Inc. ................ 5,603 283,904
Delek US Holdings, Inc. ............... 5,631 105,581
EOG Resources, Inc. ................. 2,079 255,571
HF Sinclair Corp. .................... 16,758 746,904
Matador Resources Co. ............... 6,749 333,536
Murphy Oil Corp. .................... 44,316 1,495,222
Ovintiv, Inc. ........................ 40,669 1,558,029
PBF Energy, Inc. , Class A .............. 4,180 129,371
Plains GP Holdings LP , Class A .......... 19,535 361,397
REX American Resources Corp.
(a)
........ 3,458 160,071
6,284,346
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ................ 6,478 696,126
Passenger Airlines — 0.7%
Alaska Air Group, Inc.
(a)
................ 16,917 764,818
Copa Holdings SA , Class A ............. 463 43,448
SkyWest, Inc.
(a)
..................... 3,110 264,412
1,072,678
Personal Care Products — 0.1%
(a)
BellRing Brands, Inc. ................. 3,036 184,346
Nature's Sunshine Products, Inc. ......... 1,667 22,704
207,050
Pharmaceuticals — 2.3%
Arvinas, Inc.
(a)
...................... 787 19,384
Atea Pharmaceuticals, Inc.
(a)
............ 20,740 69,479
Corcept Therapeutics, Inc.
(a) (b)
........... 16,575 767,091
Edgewise Therapeutics, Inc.
(a)
........... 2,678 71,476
Elanco Animal Health, Inc.
(a)
............. 34,776 510,860

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Fulcrum Therapeutics, Inc.
(a)
............ 1,685 $ 6,016
Harmony Biosciences Holdings, Inc.
(a) (b)
..... 8,703 348,120
Intra-Cellular Therapies, Inc.
(a)
........... 3,054 223,461
Jazz Pharmaceuticals plc
(a)
............. 7,957 886,489
Phibro Animal Health Corp. , Class A ....... 916 20,628
Prestige Consumer Healthcare, Inc.
(a)
...... 4,922 354,876
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 17,290 )
(a) (c)
..................... 1,650 1,473
SIGA Technologies, Inc.
(b)
.............. 10,052 67,851
Supernus Pharmaceuticals, Inc.
(a)
......... 12,073 376,436
Tarsus Pharmaceuticals, Inc.
(a)
........... 1,034 34,008
3,757,648
Professional Services — 3.1%
ExlService Holdings, Inc.
(a)
............. 46,830 1,786,564
FTI Consulting, Inc.
(a)
................. 4,717 1,073,400
Insperity, Inc. ....................... 7,132 627,616
KBR, Inc. ......................... 1,084 70,601
ManpowerGroup, Inc. ................. 450 33,084
Maximus, Inc. ...................... 10,729 999,514
Parsons Corp.
(a)
..................... 473 49,041
Robert Half, Inc.
(b)
................... 6,651 448,344
5,088,164
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.
(a)
............ 24,298 123,434
St. Joe Co. (The) .................... 1,395 81,343
Zillow Group, Inc. , Class A
(a)
............ 1,195 74,006
278,783
Residential REITs — 0.2%
Camden Property Trust ................ 1,934 238,907
NexPoint Residential Trust, Inc. .......... 3,675 161,737
400,644
Retail REITs — 1.9%
Brixmor Property Group, Inc. ............ 64,923 1,808,755
Kimco Realty Corp. .................. 13,121 304,670
Kite Realty Group Trust ................ 37,836 1,004,924
3,118,349
Semiconductors & Semiconductor Equipment — 2.7%
ACM Research, Inc. , Class A
(a)
........... 3,106 63,052
Ambarella, Inc.
(a) (b)
................... 3,127 176,378
Cirrus Logic, Inc.
(a) (b)
.................. 3,058 379,834
Credo Technology Group Holding Ltd.
(a)
..... 4,331 133,395
Diodes, Inc.
(a)
...................... 251 16,087
Impinj, Inc.
(a)
....................... 125 27,065
Maxeon Solar Technologies Ltd.
(a)
......... 2,644 256
Onto Innovation, Inc.
(a)
................ 4,326 897,904
Photronics, Inc.
(a)
.................... 2,185 54,101
Power Integrations, Inc.
(b)
.............. 15,435 989,692
Silicon Laboratories, Inc.
(a) (b)
............. 2,238 258,646
SolarEdge Technologies, Inc.
(a)
........... 2,186 50,081
Synaptics, Inc.
(a)
.................... 18,192 1,411,335
4,457,826
Software — 6.7%
ACI Worldwide, Inc.
(a)
................. 18,628 948,165
Appfolio, Inc. , Class A
(a)
............... 114 26,836
Bit Digital, Inc.
(a)
..................... 4,186 14,693
Box, Inc. , Class A
(a)
.................. 4,954 162,144
Braze, Inc. , Class A
(a)
................. 8,841 285,918
CommVault Systems, Inc.
(a)
............. 3,014 463,704
Confluent, Inc. , Class A
(a)
.............. 5,430 110,663
DoubleVerify Holdings, Inc.
(a)
............ 18,324 308,576
Dropbox, Inc. , Class A
(a)
............... 16,857 428,674
Security
Shares
Shares Value
Software (continued)
Elastic NV
(a) (b)
...................... 848 $ 65,092
Five9, Inc.
(a)
....................... 4,222 121,298
Gitlab, Inc. , Class A
(a)
................. 4,938 254,505
Guidewire Software, Inc.
(a)
.............. 4,270 781,154
HashiCorp, Inc. , Class A
(a)
.............. 2,482 84,041
Informatica, Inc. , Class A
(a)
............. 6,354 160,629
JFrog Ltd.
(a)
........................ 4,183 121,474
LiveRamp Holdings, Inc.
(a) (b)
............. 11,670 289,183
Manhattan Associates, Inc.
(a)
............ 5,948 1,673,648
Nutanix, Inc. , Class A
(a)
................ 16,789 994,748
Ooma, Inc.
(a)
....................... 30,247 344,513
Pegasystems, Inc. ................... 5,323 389,058
Qualys, Inc.
(a)
...................... 905 116,256
RingCentral, Inc. , Class A
(a)
............. 10,622 335,974
SEMrush Holdings, Inc. , Class A
(a)
........ 2,987 46,926
SentinelOne, Inc. , Class A
(a)
............. 2,473 59,154
Smartsheet, Inc. , Class A
(a)
............. 11,102 614,607
Teradata Corp.
(a)
.................... 10,584 321,119
Varonis Systems, Inc.
(a)
................ 12,419 701,673
Verint Systems, Inc.
(a)
................. 1,648 41,744
Workiva, Inc. , Class A
(a)
................ 3,990 315,689
Zeta Global Holdings Corp. , Class A
(a)
...... 8,218 245,143
Zuora, Inc. , Class A
(a) (b)
................ 16,628 143,333
10,970,334
Specialized REITs — 1.8%
Gaming & Leisure Properties, Inc. ........ 21,328 1,097,326
Lamar Advertising Co. , Class A
(b)
......... 13,802 1,843,947
2,941,273
Specialty Retail — 4.0%
1-800-Flowers.com, Inc. , Class A
(a)
........ 5,056 40,094
Aaron's Co., Inc. (The) ................ 785 7,811
Abercrombie & Fitch Co. , Class A
(a)
........ 2,287 319,951
Bath & Body Works, Inc. ............... 2,857 91,195
Boot Barn Holdings, Inc.
(a)
.............. 1,408 235,530
Carvana Co. , Class A
(a)
................ 4,972 865,675
Chewy, Inc. , Class A
(a)
................ 1,067 31,252
Dick's Sporting Goods, Inc. ............. 1,194 249,188
Five Below, Inc.
(a)
.................... 610 53,894
Foot Locker, Inc. .................... 3,823 98,786
Gap, Inc. (The)
(b)
.................... 11,583 255,405
Genesco, Inc.
(a)
..................... 2,322 63,089
Group 1 Automotive, Inc. ............... 552 211,438
Murphy USA, Inc. ................... 1,426 702,833
National Vision Holdings, Inc.
(a)
.......... 11,139 121,527
Penske Automotive Group, Inc. .......... 10,528 1,709,958
Petco Health & Wellness Co., Inc.
(a)
....... 22,370 101,784
Revolve Group, Inc. , Class A
(a)
........... 716 17,742
RH
(a)
............................ 716 239,452
Signet Jewelers Ltd.
(b)
................. 328 33,830
Stitch Fix, Inc. , Class A
(a)
............... 30,274 85,373
Upbound Group, Inc. ................. 3,698 118,299
Urban Outfitters, Inc.
(a)
................ 3,708 142,053
Warby Parker, Inc. , Class A
(a)
............ 12,685 207,146
Wayfair, Inc. , Class A
(a)
................ 4,584 257,529
Zumiez, Inc.
(a)
...................... 8,066 171,806
6,432,640
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc. , Class A
(a)
............ 12,185 612,174
Textiles, Apparel & Luxury Goods — 2.0%
Deckers Outdoor Corp.
(a)
............... 6,000 956,700
G-III Apparel Group Ltd.
(a)
.............. 5,953 181,686
Ralph Lauren Corp. , Class A ............ 5,051 979,237

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Skechers USA, Inc. , Class A
(a)
........... 17,599 $ 1,177,725
3,295,348
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc. ....... 1,348 300,779
BlueLinx Holdings, Inc.
(a)
............... 1,121 118,176
Boise Cascade Co. .................. 6,919 975,441
DNOW, Inc.
(a)
...................... 14,707 190,161
FTAI Aviation Ltd. .................... 1,032 137,153
GATX Corp. ....................... 3,124 413,774
Herc Holdings, Inc. ................... 3,557 567,092
2,702,576
Water Utilities — 0.1%
SJW Group ........................ 2,151 124,995
Total Long-Term Investments — 99 .1%
(Cost: $ 145,382,228 ) .............................. 161,264,294
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.6%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.05%
(f)
.................. 13,996,738 $ 14,007,936
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83% .................... 1,604,302 1,604,302
Total Short-Term Securities — 9 .6%
(Cost: $ 15,612,046 ) ............................... 15,612,238
Total Investments — 108 .7%
(Cost: $ 160,994,274 ) .............................. 176,876,532
Liabilities in Excess of Other Assets — (8.7) % ............. (14,209,183)
Net Assets — 100.0% ...............................
$ 162,667,349
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,473, representing less than 0.05% of its net assets as of period end, and an original cost of $17,290.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 14,003,341
(a)
$ — $ 4,403 $ 192 $ 14,007,936 13,996,738 $ 30,069
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,597,142 7,160
(a)
— — — 1,604,302 1,604,302 55,783 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 17,997,844 — (17,995,541)
(a)
(2,171) (132) — — — —
$ 2,232 $ 60 $ 15,612,238 $ 85,852 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Advantage SMID Cap V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 16 12/20/24 $ 1,799 $ 26,156
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 2,512,281 $ — $ — $ 2,512,281
Automobile Components .................................. 2,604,749 — — 2,604,749
Banks ............................................... 7,426,991 — — 7,426,991
Beverages ........................................... 220,862 — — 220,862
Biotechnology ......................................... 10,226,546 — — 10,226,546
Broadline Retail ........................................ 508,509 — — 508,509
Building Products ....................................... 5,995,646 — — 5,995,646
Capital Markets ........................................ 6,122,986 — — 6,122,986
Chemicals ............................................ 2,759,207 — — 2,759,207
Commercial Services & Supplies ............................. 19,336 — — 19,336
Communications Equipment ................................ 324,992 — — 324,992
Construction & Engineering ................................ 5,105,340 — — 5,105,340
Consumer Finance ...................................... 3,160,054 — — 3,160,054
Consumer Staples Distribution & Retail ........................ 1,698,729 — — 1,698,729
Containers & Packaging .................................. 1,124,255 — — 1,124,255
Diversified Consumer Services .............................. 1,594,326 — — 1,594,326
Diversified REITs ....................................... 580,287 — — 580,287
Diversified Telecommunication Services ........................ 345,824 — — 345,824
Electric Utilities ........................................ 1,016,155 — — 1,016,155
Electrical Equipment ..................................... 1,973,490 — — 1,973,490
Electronic Equipment, Instruments & Components ................. 3,665,840 — — 3,665,840
Energy Equipment & Services .............................. 1,390,335 — — 1,390,335
Entertainment ......................................... 970,264 — — 970,264
Financial Services ...................................... 3,404,013 — — 3,404,013
Food Products ......................................... 1,774,695 — — 1,774,695

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Advantage SMID Cap V.I. Fund

Level 1 Level 2 Level 3 Total
Gas Utilities ........................................... $ 2,602,511 $ — $ — $ 2,602,511
Ground Transportation ................................... 773,585 — — 773,585
Health Care Equipment & Supplies ........................... 2,236,325 — — 2,236,325
Health Care Providers & Services ............................ 5,088,522 — — 5,088,522
Health Care Technology .................................. 245,408 — — 245,408
Hotel & Resort REITs .................................... 1,107,144 — — 1,107,144
Hotels, Restaurants & Leisure .............................. 4,544,205 — — 4,544,205
Household Durables ..................................... 3,041,754 — — 3,041,754
Household Products ..................................... 529,035 — — 529,035
Independent Power and Renewable Electricity Producers ............ 329,660 — — 329,660
Industrial Conglomerates .................................. 112,035 — — 112,035
Industrial REITs ........................................ 1,011,089 — — 1,011,089
Insurance ............................................ 4,490,513 — — 4,490,513
Interactive Media & Services ............................... 1,044,178 — — 1,044,178
IT Services ........................................... 708,021 — — 708,021
Leisure Products ....................................... 741,173 — — 741,173
Life Sciences Tools & Services .............................. 1,558,391 — — 1,558,391
Machinery ............................................ 5,645,166 — — 5,645,166
Marine Transportation .................................... 371,820 — — 371,820
Media ............................................... 1,662,225 — — 1,662,225
Metals & Mining ........................................ 2,742,409 — — 2,742,409
Multi-Utilities .......................................... 97,740 — — 97,740
Office REITs .......................................... 1,614,719 — — 1,614,719
Oil, Gas & Consumable Fuels ............................... 6,284,346 — — 6,284,346
Paper & Forest Products .................................. 696,126 — — 696,126
Passenger Airlines ...................................... 1,072,678 — — 1,072,678
Personal Care Products .................................. 207,050 — — 207,050
Pharmaceuticals ....................................... 3,756,175 1,473 — 3,757,648
Professional Services .................................... 5,088,164 — — 5,088,164
Real Estate Management & Development ....................... 278,783 — — 278,783
Residential REITs ....................................... 400,644 — — 400,644
Retail REITs .......................................... 3,118,349 — — 3,118,349
Semiconductors & Semiconductor Equipment .................... 4,457,826 — — 4,457,826
Software ............................................. 10,970,334 — — 10,970,334
Specialized REITs ...................................... 2,941,273 — — 2,941,273
Specialty Retail ........................................ 6,432,640 — — 6,432,640
Technology Hardware, Storage & Peripherals .................... 612,174 — — 612,174
Textiles, Apparel & Luxury Goods ............................ 3,295,348 — — 3,295,348
Trading Companies & Distributors ............................ 2,702,576 — — 2,702,576
Water Utilities ......................................... 124,995 — — 124,995
Short-Term Securities
Money Market Funds ...................................... 15,612,238 — — 15,612,238
$ 176,875,059 $ 1,473 $ — $ 176,876,532
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 26,156 $ — $ — $ 26,156
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)